Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
Dec. 31, 2024	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment - ROU assets[1]	Total
Balance, Jan. 1, 2024	$96.9	$803.3	$2,482.7	$3,275.5	$243.5	$6,901.9
Additions	8.6	238.6	14.5	38.5	25.5	325.7
Capitalized stripping and development	-	-	160.5	-	-	160.5
Decommissioning and restoration	-	-	13.5	(18.2)	-	(4.7)
Capitalized accretion and depreciation	-	2.4	-	(0.2)	(1.6)	0.6
Transfers and other movements	-	(168.4)	(3.7)	174.6	(2.5)	-
Disposals	-	(0.6)	-	(35.0)	(7.4)	(43.0)
Effects of movements in exchange rates	(2.1)	(2.0)	(89.2)	(99.3)	(3.4)	(196.0)
Balance, Dec. 31, 2024	103.4	873.3	2,578.3	3,335.9	254.1	7,145.0

Accumulated depreciation
Balance, Jan. 1, 2024	-	-	1,093.9	1,348.9	143.1	2,585.9
Depreciation for the year	-	-	216.0	216.8	24.0	456.7
Disposals	-	-	-	(9.4)	(2.0)	(11.5)
Effects of movement in exchange rates	-	-	(35.5)	(31.7)	(0.3)	(67.5)
Balance, Dec. 31, 2024	-	-	1,274.4	1,524.6	164.8	2,963.6
Net book value	$103.4	$873.3	$1,303.9	$1,811.3	$89.3	$4,181.4
Dec. 31, 2023	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, Jan. 1, 2023	$76.0	$778.9	$1,952.8	$2,742.6	$202.4	$5,752.7
Additions	20.6	125.2	10.6	34.8	21.4	212.6
Acquisition of PP&E from Copper Mountain	-	27.5	369.0	383.3	24.0	803.8
Capitalized stripping and development	-	-	111.2	-	-	111.2
Decommissioning and restoration	-	-	19.8	0.8	-	20.6
Capitalized accretion and depreciation	-	2.8	-	(0.2)	(1.2)	1.4
Transfers and other movements	-	(131.1)	4.4	126.7	-	-
Disposals	(0.1)	(0.6)	(0.1)	(28.9)	(3.9)	(33.6)
Effects of movements in exchange rates	0.4	0.6	15.0	16.4	0.8	33.2
Balance, Dec. 31, 2023	96.9	803.3	2,482.7	3,275.5	243.5	6,901.9

Accumulated depreciation
Balance, Jan. 1, 2023	-	-	891.8	1,181.2	127.3	2,200.3
Depreciation for the year	-	-	193.2	181.1	18.6	392.9
Disposals	-	-	-	(21.6)	(3.0)	(24.6)
Effects of movement in exchange rates	-	-	8.9	8.2	0.2	17.3
Balance, Dec. 31, 2023	-	-	1,093.9	1,348.9	143.1	2,585.9
Net book value	$96.9	$803.3	$1,388.8	$1,926.6	$100.4	$4,316.0